Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2022
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2022

Primary Risk Exposure	Unit of Measure	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	226.8	—	17.9	4.2	2.5	2.9	2.2
Natural Gas	MMBtus	77.1	—	1.9	—	—	1.9	2.1
Heating Oil and Gasoline	Gallons	6.9	1.9	1.0	0.7	1.4	0.9	1.0
Interest Rate	USD	$99.9	$—	$—	$—	$—	$—	$—

Interest Rate on Long-term Debt	USD	$1,650.0	$—	$—	$—	$—	$200.0	$—

December 31, 2021

Primary Risk Exposure	Unit of Measure	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	287.9	—	33.1	13.6	2.7	11.9	3.4
Natural Gas	MMBtus	34.1	—	—	—	—	1.3	5.1
Heating Oil and Gasoline	Gallons	7.4	1.9	1.1	0.7	1.5	0.8	1.0
Interest Rate	USD	$116.5	$—	$—	$—	$—	$—	$—

Interest Rate on Long-term Debt	USD	$950.0	$—	$—	$—	$—	$—	$—

Fair Value of Derivative Instruments
AEP

	December 31, 2022
	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate (a)
	(in millions) (as adjusted)
Current Risk Management Assets	$965.4	$212.2	$1.8	$1,179.4	$(830.6)	$348.8
Long-term Risk Management Assets	565.6	148.9	14.3	728.8	(444.7)	284.1
Total Assets	1,531.0	361.1	16.1	1,908.2	(1,275.3)	632.9

Current Risk Management Liabilities	663.8	60.4	41.4	765.6	(620.4)	145.2
Long-term Risk Management Liabilities	412.0	17.4	91.1	520.5	(175.3)	345.2
Total Liabilities	1,075.8	77.8	132.5	1,286.1	(795.7)	490.4

Total MTM Derivative Contract Net Assets (Liabilities) (d)	$455.2	$283.3	$(116.4)	$622.1	$(479.6)	$142.5

	December 31, 2021
	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate (a)
	(in millions) (as adjusted)
Current Risk Management Assets	$520.9	$176.0	$1.2	$698.1	$(497.7)	$200.4
Long-term Risk Management Assets	370.5	89.1	—	459.6	(192.6)	267.0
Total Assets	891.4	265.1	1.2	1,157.7	(690.3)	467.4

Current Risk Management Liabilities	397.2	40.9	—	438.1	(362.6)	75.5
Long-term Risk Management Liabilities	243.9	16.7	38.1	298.7	(68.4)	230.3
Total Liabilities	641.1	57.6	38.1	736.8	(431.0)	305.8

Total MTM Derivative Contract Net Assets (Liabilities)	$250.3	$207.5	$(36.9)	$420.9	$(259.3)	$161.6
AEP Texas

December 31, 2022
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
(in millions)
Current Risk Management Assets	$—	$—	$—
Long-term Risk Management Assets	—	—	—
Total Assets	—	—	—

Current Risk Management Liabilities	—	—	—
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	—	—	—

Total MTM Derivative Contract Net Assets	$—	$—	$—

December 31, 2021
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
(in millions)
Current Risk Management Assets	$0.6	$(0.6)	$—
Long-term Risk Management Assets	—	—	—
Total Assets	0.6	(0.6)	—

Current Risk Management Liabilities	—	—	—
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	—	—	—

Total MTM Derivative Contract Net Assets (Liabilities)	$0.6	$(0.6)	$—
APCo

	December 31, 2022
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$69.3	$(0.2)	$69.1
Long-term Risk Management Assets	0.7	(0.7)	—
Total Assets	70.0	(0.9)	69.1

Current Risk Management Liabilities	4.1	(0.5)	3.6
Long-term Risk Management Liabilities	0.7	(0.6)	0.1
Total Liabilities	4.8	(1.1)	3.7

Total MTM Derivative Contract Net Assets (d)	$65.2	$0.2	$65.4

	December 31, 2021
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$47.5	$(5.5)	$42.0
Long-term Risk Management Assets	0.2	(0.2)	—
Total Assets	47.7	(5.7)	42.0

Current Risk Management Liabilities	7.2	(6.4)	0.8
Long-term Risk Management Liabilities	0.2	(0.2)	—
Total Liabilities	7.4	(6.6)	0.8

Total MTM Derivative Contract Net Assets	$40.3	$0.9	$41.2
I&M

	December 31, 2022
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$16.0	$(0.8)	$15.2
Long-term Risk Management Assets	0.5	(0.3)	0.2
Total Assets	16.5	(1.1)	15.4

Current Risk Management Liabilities	0.9	(0.9)	—
Long-term Risk Management Liabilities	0.3	(0.3)	—
Total Liabilities	1.2	(1.2)	—

Total MTM Derivative Contract Net Assets (d)	$15.3	$0.1	$15.4

	December 31, 2021
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$11.1	$(7.8)	$3.3
Long-term Risk Management Assets	0.2	(0.2)	—
Total Assets	11.3	(8.0)	3.3

Current Risk Management Liabilities	14.8	(9.8)	5.0
Long-term Risk Management Liabilities	0.2	(0.2)	—
Total Liabilities	15.0	(10.0)	5.0

Total MTM Derivative Contract Net Assets (Liabilities)	$(3.7)	$2.0	$(1.7)
OPCo

	December 31, 2022
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$—	$—	$—
Long-term Risk Management Assets	—	—	—
Total Assets	—	—	—

Current Risk Management Liabilities	2.1	(0.3)	1.8
Long-term Risk Management Liabilities	37.9	—	37.9
Total Liabilities	40.0	(0.3)	39.7

Total MTM Derivative Net Assets (Liabilities) (d)	$(40.0)	$0.3	$(39.7)

	December 31, 2021
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$0.5	$(0.5)	$—
Long-term Risk Management Assets	—	—	—
Total Assets	0.5	(0.5)	—

Current Risk Management Liabilities	6.7	—	6.7
Long-term Risk Management Liabilities	85.8	—	85.8
Total Liabilities	92.5	—	92.5

Total MTM Derivative Contract Net Liabilities	$(92.0)	$(0.5)	$(92.5)
PSO

	December 31, 2022
	Risk Management Contracts	Hedging Contracts	Gross Amounts of Risk Management Assets/Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Interest Rate (a)
	(in millions)
Current Risk Management Assets	$24.1	$1.6	$25.7	$(0.4)	$25.3
Long-term Risk Management Assets	—	—	—	—	—
Total Assets	24.1	1.6	25.7	(0.4)	25.3

Current Risk Management Liabilities	2.1	—	2.1	(0.5)	1.6
Long-term Risk Management Liabilities	—	—	—	—	—
Total Liabilities	2.1	—	2.1	(0.5)	1.6

Total MTM Derivative Contract Net Assets (d)	$22.0	$1.6	$23.6	$0.1	$23.7

	December 31, 2021
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$12.4	$(0.3)	$12.1
Long-term Risk Management Assets	—	—	—
Total Assets	12.4	(0.3)	12.1

Current Risk Management Liabilities	3.7	—	3.7
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	3.7	—	3.7

Total MTM Derivative Contract Net Assets (Liabilities)	$8.7	$(0.3)	$8.4
SWEPCo

	December 31, 2022
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$16.8	$(0.4)	$16.4
Long-term Risk Management Assets	—	—	—
Total Assets	16.8	(0.4)	16.4

Current Risk Management Liabilities	2.0	(0.6)	1.4
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	2.0	(0.6)	1.4

Total MTM Derivative Contract Net Assets (d)	$14.8	$0.2	$15.0

	December 31, 2021
	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement of
Balance Sheet Location	Commodity (a)	Financial Position (b)	Financial Position (c)
	(in millions)
Current Risk Management Assets	$10.1	$(0.3)	$9.8
Long-term Risk Management Assets	1.1	—	1.1
Total Assets	11.2	(0.3)	10.9

Current Risk Management Liabilities	2.1	—	2.1
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	2.1	—	2.1

Total MTM Derivative Contract Net Assets (Liabilities)	$9.1	$(0.3)	$8.8

(a)Derivative instruments within these categories are disclosed as gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”
(b)Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”
(c)All derivative contracts subject to a master netting arrangement or similar agreement are offset in the statement of financial position.
(d)Increase in amounts as of December 31, 2022 are primarily due to increases in commodity prices for power and natural gas and an increase in value of FTRs.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts

	Year Ended December 31, 2022
Location of Gain (Loss)	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$11.1	$—	$—	$—	$—	$—	$—
Generation & Marketing Revenues	313.8	—	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	—	0.5	10.6	—	—	—
Purchased Electricity for Resale	5.0	—	4.5	0.1	—	0.2	—
Other Operation	4.8	1.5	0.4	0.5	0.8	0.6	0.8
Maintenance	6.7	1.8	0.9	0.6	1.2	0.8	1.1
Regulatory Assets (a)	52.6	0.1	(0.1)	(0.8)	52.1	3.6	(2.1)
Regulatory Liabilities (a)	299.7	(0.6)	82.4	8.6	3.7	98.5	77.9
Total Gain on Risk Management Contracts (b)	$693.7	$2.8	$88.6	$19.6	$57.8	$103.7	$77.7

	Year Ended December 31, 2021
Location of Gain (Loss)	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$(0.6)	$—	$—	$—	$—	$—	$—
Generation & Marketing Revenues	169.1	—	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	—	(0.5)	(0.1)	—	—	—
Purchased Electricity for Resale	2.0	—	1.8	—	—	—	—
Other Operation	2.8	0.8	0.3	0.3	0.5	0.3	0.4
Maintenance	3.4	1.0	0.5	0.3	0.6	0.4	0.5
Regulatory Assets (a)	(9.1)	—	(2.7)	(14.8)	10.0	(3.6)	3.6
Regulatory Liabilities (a)	156.4	0.2	55.9	(3.9)	—	48.9	37.0
Total Gain (Loss) on Risk Management Contracts	$324.0	$2.0	$55.3	$(18.2)	$11.1	$46.0	$41.5

	Year Ended December 31, 2020
Location of Gain (Loss)	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$0.8	$—	$—	$—	$—	$—	$—
Generation & Marketing Revenues	9.5	—	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	—	0.4	0.1	—	—	0.1
Purchased Electricity for Resale	1.4	—	1.2	0.1	—	—	—
Other Operation	(2.0)	(0.6)	(0.2)	(0.2)	(0.3)	(0.2)	(0.3)
Maintenance	(2.9)	(0.8)	(0.4)	(0.3)	(0.5)	(0.3)	(0.4)
Regulatory Assets (a)	(4.8)	—	—	(0.1)	(6.6)	—	1.4
Regulatory Liabilities (a)	114.9	0.4	20.3	12.4	12.4	39.1	20.2
Total Gain (Loss) on Risk Management Contracts	$116.9	$(1.0)	$21.3	$12.0	$5.0	$38.6	$21.0

(a)Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.
(b)Increase in amounts for the year ended December 31, 2022 are primarily due to increases in commodity prices for power and natural gas and an increase in value of FTRs.

Impact of Fair Value Hedges on Balance Sheet

	Carrying Amount of the Hedged Liabilities		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Liabilities
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Long-term Debt (a) (b)	$(855.5)	$(952.3)	$89.7	$(8.5)

(a)Amounts included on the Balance Sheet within Current and Noncurrent Liabilities line items Long-term Debt Due within One Year and Long-term Debt, respectively.
(b)Amounts include $(38) million and $(46) million as of December 31, 2022 and 2021, respectively, for the fair value hedge adjustment of hedged debt obligations for which hedge accounting has been discontinued.

Gain (Loss) on Hedging Instruments

	Years Ended December 31,
	2022	2021	2020
	(in millions)
Gain (Loss) on Interest Rate Contracts:
Fair Value Hedging Instruments (a)	$(90.4)	$(35.5)	$41.1
Fair Value Portion of Long-term Debt (a)	90.4	35.5	(41.1)

(a)Gain (Loss) is included in Interest Expense on the statements of income.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on AEP’s Balance Sheets

	December 31, 2022		December 31, 2021
	Commodity	Interest Rate	Commodity	Interest Rate
	(in millions)
AOCI Gain (Loss) Net of Tax	$223.5	$0.3	$163.7	$(21.3)
Portion Expected to be Reclassed to Net Income During the Next Twelve Months	119.9	0.3	106.7	(3.3)
Impact of Cash Flow Hedges on the Registrant Subsidiaries’ Balance Sheets

	December 31, 2022		December 31, 2021
	Interest Rate
		Expected to be		Expected to be
		Reclassified to		Reclassified to
		Net Income During		Net Income During
	AOCI Gain (Loss)	the Next	AOCI Gain (Loss)	the Next
Company	Net of Tax	Twelve Months	Net of Tax	Twelve Months
	(in millions)
AEP Texas	$(0.3)	$(0.2)	$(1.3)	$(1.1)
APCo	6.7	0.8	7.5	0.8
I&M	(5.1)	(0.6)	(6.7)	(1.6)
PSO	1.3	0.1	—	—
SWEPCo	1.1	0.2	1.2	0.1